Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	38 Months Ended	60 Months Ended	85 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Aug. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Sep. 29, 2017	Oct. 31, 2016	Nov. 02, 2015	Oct. 31, 2015	Oct. 31, 2014
C000003009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 30,781	$ 30,781	$ 30,781	$ 30,781	$ 30,781	$ 30,781		$ 23,837		$ 20,350		$ 27,198		$ 19,497	$ 16,066	$ 13,581	$ 12,509		$ 10,602		$ 10,793	$ 10,000
Average Annual Return, Percent	29.13%		13.89%			11.90%
C000003010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 31,389	31,389	$ 31,389	31,389	31,389	$ 31,389		24,250		20,679		27,591		19,739	16,232	13,700	12,598		10,657		10,820	10,000
Average Annual Return, Percent	29.43%		14.10%			12.12%
C000003029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 20,447.3	20,447.3	$ 20,447.3	20,447.3	20,447.3	$ 20,447.3		15,859.9		14,769.2		15,656.5		10,392.6	11,372.2	11,435.7	11,767.6		10,069.3		9,498.14	10,000
Average Annual Return, Percent	28.92%		12.45%			7.41%
C000003030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,000.7	21,000.7	$ 21,000.7	21,000.7	21,000.7	$ 21,000.7		16,244.9		15,080		15,942.4		10,550.3	11,514.8	11,552.9	11,855.9		10,119		9,522.57	10,000
Average Annual Return, Percent	29.27%		12.77%			7.70%
C000194566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 17,282.9	17,282.9	$ 17,282.9	$ 17,282.9	17,282.9	$ 17,282.9		13,359.3		12,400.8		13,099.8		8,664.87	9,450.75	9,474.45	9,715.2	$ 10,000
Average Annual Return, Percent	29.37%		12.83%	8.03%
C000003037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 20,058	20,058	$ 20,058	$ 20,058	20,058	$ 20,058		15,202		16,435		16,658		12,363	13,884	12,610	12,355		10,763		9,977	10,000
Average Annual Return, Percent	31.94%		7.64%			7.21%
C000050291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,567	20,567	$ 20,567	20,567	20,567	$ 20,567		15,560		16,762		16,962		12,556	14,059	12,744	12,448		10,817		10,002	10,000
Average Annual Return, Percent	32.19%		7.91%			7.48%
C000194567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 16,686	16,686	$ 16,686	$ 16,686	16,686	$ 16,686		12,607		13,588		13,742		10,160	11,370	10,302	10,059	10,000
Average Annual Return, Percent	32.37%		7.98%	7.49%
C000003038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 24,658.15	24,658.15	$ 24,658.15	$ 24,658.15	24,658.15	$ 24,658.15		20,776.98		20,453.49		20,525.12		14,294.52	16,261.19	14,667.89	13,915.57		11,273.78		10,514.68	10,000
Average Annual Return, Percent	18.69%		8.69%			9.45%
C000040086 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,313.06	25,313.06	$ 25,313.06	25,313.06	25,313.06	$ 25,313.06		21,270.76		20,892.93		20,907.39		14,520.1	16,482.73	14,818.38	14,032.93		11,335.2		10,544.88	10,000
Average Annual Return, Percent	19.02%		8.96%			9.73%
C000194568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 18,162.39	18,162.39	$ 18,162.39	$ 18,162.39	18,162.39	$ 18,162.39		15,253.55		14,962.77		14,962.97		10,378.78	11,764.79	10,571.05	10,000	10,000
Average Annual Return, Percent	19.07%		9.07%	8.78%
C000046749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 25,667	25,667	$ 25,667	$ 25,667	25,667	$ 25,667		21,070		21,233		21,586		14,963	16,935	15,145	14,143		11,209		10,326	10,000
Average Annual Return, Percent	21.83%		8.67%			9.89%
C000050292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 26,299	26,299	$ 26,299	26,299	26,299	$ 26,299		21,562		21,665		21,968		15,181	17,147	15,294	14,252		11,254		10,360	10,000
Average Annual Return, Percent	21.97%		8.93%			10.15%
C000194569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 18,307	18,307	$ 18,307	$ 18,307	18,307	$ 18,307		14,991		15,062		15,254		10,537	11,898	10,598	9,870	10,000
Average Annual Return, Percent	22.13%		9.00%	8.91%
C000092914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 21,532	21,532	$ 21,532	$ 21,532	21,532	$ 21,532		16,775		16,589		21,794		14,860	11,958	11,874	10,750		8,565		10,165	10,000
Average Annual Return, Percent	28.36%		12.48%			7.97%
C000101741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,926	21,926	$ 21,926	21,926	21,926	$ 21,926		17,072		16,843		22,108		15,046	12,087	11,976	10,820		8,606		10,191	10,000
Average Annual Return, Percent	28.43%		12.65%			8.17%
C000230346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,245	$ 10,245	$ 10,245	10,245	10,245	$ 10,245	$ 9,457	7,971	$ 8,217	7,859	$ 8,117	10,308	$ 10,000
Average Annual Return, Percent	28.53%	0.77%
C000102286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,284	$ 11,284	$ 11,284	11,284	11,284	$ 11,284		10,169		10,239		12,250		11,988	11,638	10,710	10,854		10,571		10,104	10,000
Average Annual Return, Percent	10.97%		(0.62%)			1.22%
C000102287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,543	11,543	$ 11,543	11,543	11,543	$ 11,543		10,380		10,442		12,456		12,158	11,784	10,818	10,925		10,612		10,128	10,000
Average Annual Return, Percent	11.21%		(0.42%)			1.45%
C000194571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,631	10,631	$ 10,631	$ 10,631	10,631	$ 10,631		9,555		9,597		11,452		11,172	10,810	9,925	10,016	10,000
Average Annual Return, Percent	11.25%		(0.34%)	0.87%
C000161968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 20,731	20,731	$ 20,731	$ 20,731	$ 20,731	20,731		16,109		15,676		18,399		14,080	15,825	13,846	12,740		10,850	$ 10,000
Average Annual Return, Percent	28.70%		5.55%		8.44%
C000161967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,179	21,179	$ 21,179	21,179	$ 21,179	21,179		16,430		15,934		18,668		14,252	15,979	13,949	12,808		10,880	10,000
Average Annual Return, Percent	28.90%		5.80%		8.70%
C000194575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 16,242	16,242	$ 16,242	$ 16,242	$ 16,242	16,242		12,586		12,208		14,293		10,901	12,229	10,663	9,787	10,000
Average Annual Return, Percent	29.04%		5.84%	7.08%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,949	$ 33,949	$ 33,949	$ 33,949	$ 33,949	$ 33,949		24,599		22,334		26,155	10,000	18,301	16,681	14,591	13,593	10,000	10,994	10,000	10,520	10,000
Average Annual Return, Percent	38.02%	9.28%	15.27%	14.16%	13.75%	13.00%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,592	$ 11,592	$ 11,592	$ 11,592	$ 11,592	$ 11,592		10,487		10,450		12,393		12,453	11,727	10,517	10,737	10,000	10,641		10,196	10,000
Average Annual Return, Percent	10.55%		(0.23%)	1.10%		1.49%
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Growth Index
Account Value	$ 39,624	39,624	$ 39,624	$ 39,624	39,624	$ 39,624		27,579		24,646		32,612		22,486	18,069	15,811	14,187		11,214		10,923	10,000
Average Annual Return, Percent	43.67%		17.01%			14.76%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 22,463.09214	22,463.09214	$ 22,463.09214	$ 22,463.09214	22,463.09214	$ 22,463.09214		16,759.45782		17,378.53733		19,347.21848		13,019.7729	13,990.35025	12,709.55359	12,688.76221	10,000	10,834.21248		10,046.76037	10,000
Average Annual Return, Percent	34.03%		9.93%	8.52%		8.43%
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
Account Value	$ 23,181	23,181	$ 23,181	$ 23,181	$ 23,181	$ 23,181		17,693		17,778		19,167		13,221	14,371	12,988	12,636	10,000	10,681	$ 10,000	10,024	10,000
Average Annual Return, Percent	31.02%		10.04%	9.05%	9.59%	8.77%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 20,278.18724	20,278.18724	$ 20,278.18724	$ 20,278.18724	$ 20,278.18724	$ 20,278.18724		15,390.6639		17,087.38766		19,140.68522		11,649.95536	13,534.01133	13,111.88276	13,189.8491	10,000	10,568.0244		9,712.207176	10,000
Average Annual Return, Percent	31.77%		8.42%	6.28%		7.33%
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Account Value	$ 21,324	21,324	$ 21,324	$ 21,324	21,324	$ 21,324		16,101		16,938		18,958		11,988	13,609	12,827	12,793	$ 10,000	10,663		9,894	10,000
Average Annual Return, Percent	32.42%		9.39%	7.56%		7.87%
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Account Value	$ 24,746	$ 24,746	$ 24,746	$ 24,746	$ 24,746	$ 24,746		$ 18,436		$ 19,367		$ 26,669	$ 10,000	$ 19,448	$ 15,980	$ 14,297	$ 13,549		$ 10,417		$ 10,417	$ 10,000
Average Annual Return, Percent	34.21%	(1.99%)	9.14%			9.48%